CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year	$ 370,163,495	$ 51,213,719	$ 219,157,545
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment	129,666,014	132,025,049	132,728,649
Derivative financial instrument results	0	0	865,194
Disposal of property, plant and equipment	2,813,761	2,418,109	652,648
Share of (gain) / loss from associates	(243,800)	66,198	(611,256)
Increase in provisions	(1,955,883)	3,117,127	5,261,163
Interest expense accrual, net	58,827,531	53,420,014	44,333,563
Interest income on other financial assets other than cash and cash equivalents	(187,400,075)	(434,892,215)	(143,604,875)
Income tax	211,939,479	43,787,727	115,697,238
Reversal of Impairment of Property, plant and equipment	(39,625,359)	0	0
Allowance for doubtful accounts	0	371,535	0
Foreign exchange loss	85,167,175	524,913,229	190,569,354
Notes repurchase result	0	0	6,985,912
Loss / (gain) on net monetary position	9,650,887	107,295,735	(61,761,142)
Changes in assets and liabilities:
Trade receivables	(120,856,960)	(84,669,564)	(52,981,725)
Other receivables	(43,895,260)	(31,852,057)	(44,149,015)
Inventories	4,004,573	(12,708,102)	(4,502,400)
Trade payables	30,454,048	63,927,411	30,106,936
Contract assets	(6,141)	8,974	0
Payroll and social security taxes	13,223,018	7,380,528	7,852,504
Taxes payables	8,141,355	3,550,899	2,102,950
Other payables	169,609	(468,917)	(219,872)
Provisions	0	(10,122)	(137,309)
Interest paid	(32,062,121)	(34,378,618)	(38,824,019)
Income tax paid	(3,991,215)	(24,346,128)	(174,195,706)
Contract liabilities	(10,017,528)	42,647,097	5,569,137
Derivative financial instruments payment	0	0	(741,191)
Cash flows provided by operating activities	484,166,603	412,817,628	240,154,283
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions to property, plant and equipment	(289,810,806)	(294,161,584)	(171,618,681)
Financial assets not considered cash equivalents	(95,087,060)	(155,364,399)	(101,096,588)
Cash flows used in investing activities	(384,897,866)	(449,525,983)	(272,715,269)
CASH FLOWS (USED IN) / PROVIDED BY FINANCING ACTIVITIES
Proceeds from loans	585,355,570	77,837,122	41,805,876
Payment of loans	(615,942,992)	(23,716,258)	(584,462)
Payments of leases	(761,036)	(436,152)	0
Cost of repurchase of notes	0	0	(16,631,309)
Cash flows (used in) / provided by financing activities	(31,348,458)	53,684,712	24,590,105
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	67,920,279	16,976,357	(7,970,881)
Cash and cash equivalents at the beginning of the year	14,370,655	20,269,016	58,502,525
Foreign exchange gain on Cash and cash equivalents	170,952	3,159,840	1,983,871
Monetary results effect on Cash and cash equivalents	(22,488,202)	(26,034,558)	(32,246,499)
Cash and cash equivalents at the end of the year	$ 59,973,684	$ 14,370,655	$ 20,269,016